Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Lease liabilities [abstract]
Balance - beginning of period	$ 903	$ 1,522	$ 1,522
Interest paid as charged to comprehensive income (loss) as other finance costs	(11)		(66)
Payment against lease liabilities	(158)	$ (151)	(614)
Modification of lease liability	(367)
Impact of foreign exchange rate changes	(7)		61
Balance - end of period	360		903
Current lease liabilities	216		648
Non-current lease liabilities	$ 144		$ 255